Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Summary of Significant Accounting Policies
Bases of Measurement

Bases of Measurement

The Consolidated Financial Statements have been prepared on the historical cost basis except for the following:

–   Derivative financial instruments and liabilities for cash-settled share-based payments are measured at fair value. In accordance with IFRS 9, financial assets with cash flows that are not solely payments of principal or interest are also measured at fair value.

–   Post-employment benefits are measured at the present value of the defined benefit obligations less the fair value of the plan assets.

–   Monetary assets and liabilities denominated in foreign currencies are translated at period-end exchange rates.

Foreign Currencies

Foreign Currencies and Hyperinflation

Income and expenses and operating cash flows of our foreign subsidiaries that use a functional currency other than the euro are translated at average rates of foreign exchange (FX) computed on a monthly basis. Exchange differences resulting from foreign currency transactions are recognized in other non-operating income/expense, net.

We apply hyperinflation accounting for our subsidiaries in Argentina and Venezuela by restating the financial statements of these subsidiaries for the current period to account for changes in the general purchasing power of the local currency based on relevant price indexes at the reporting date. The restated financial statements of our subsidiaries in Venezuela and Argentina are translated at closing rates. Most significantly impacted by this accounting are the following:

 Total revenue (decrease of €19 million in 2018)

 Operating profit (decrease of €12 million in 2018)

 Other non-operating income/expense (gain of €25 million in 2018)

 Equity (retained earnings and other comprehensive income) (decrease of €32 million as at December 31, 2018)

 Total liabilities (increase of €19 million as at December 31, 2018)

The exchange rates of key currencies affecting the Company were as follows:

Exchange Rates

Equivalent to €1		Middle Rate		Annual Average Exchange Rate
		as at 12/31
		2018	2017	2018	2017	2016
U.S. dollar	USD	1.1450	1.1993	1.1815	1.1315	1.1045
Pound sterling	GBP	0.8945	0.8872	0.8847	0.8770	0.8206
Japanese yen	JPY	125.85	135.01	130.41	126.85	119.77
Swiss franc	CHF	1.1269	1.1702	1.1549	1.1159	1.0886
Indian rupee	INR	79.7298	76.6055	80.7277	73.9595	73.9685
Australian dollar	AUD	1.6220	1.5346	1.5799	1.4794	1.4850

Cost of Cloud and Software

Cost of Cloud and Software

Cost of cloud and software includes the costs incurred in producing the goods and providing the services that generate cloud and software revenue. Consequently, this line item primarily includes employee expenses relating to these services, amortization of acquired intangibles, fees for third-party licenses, shipping, ramp-up costs, and depreciation of our property, plant, and equipment (for example, of our data centers in which we host our cloud solutions).

Cost of Services

Cost of Services

Cost of services includes the costs incurred in providing the services that generate service revenue, such as consulting and training activities, messaging, as well as certain application management services for our customers and our partners.

Research and Development

Research and Development

Research and development includes the costs incurred by activities related to the development of software solutions (new products, updates, and enhancements) including resource and hardware costs for the development systems. For more information about the recognition of internally generated intangible assets from development, see Note (D.3).

Sales and Marketing	Sales and Marketing Sales and marketing includes costs incurred for the selling and marketing activities related to our software and cloud solutions and our service portfolio.
General and Administration

General and Administration

General and administration includes costs related to finance and administrative functions, human resources, and general management as long as they are not directly attributable to one of the other operating expense line items.

Management Judgments and Sources of Estimation Uncertainty

Management Judgments and Sources of Estimation Uncertainty

The preparation of the Consolidated Financial Statements requires our management to make judgments, estimates, and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, revenues, and expenses, as well as disclosure of contingent liabilities.

We base our judgments, estimates, and assumptions on historical and forecast information, and on regional and industry economic conditions in which we or our customers operate. Changes to these conditions could adversely affect our estimates. Although we believe we have made reasonable estimates about the ultimate resolution of the underlying uncertainties, no assurance can be given that the final outcome of these matters will be consistent with what is reflected in our recognized assets, liabilities, revenues, and expenses and disclosed contingent liabilities. Actual results could differ from original estimates.

The accounting policies that most frequently or significantly require us to make judgments, estimates, and assumptions, and therefore are critical to understanding our results of operations, include the following:

Note	Significant Accounting Policies
(A.1)	Revenue recognition
(A.2)	Valuation of trade receivables
(B.3)	Accounting for share-based payments
(C.5)	Accounting for income taxes
(D.1)	Accounting for business combinations
(D.2)	Accounting for goodwill
(D.3)	Accounting for intangible assets (including recognition of internally generated intangible assets from development)
(G.4)	Accounting for legal contingencies

Our management periodically discusses these significant accounting policies with the Audit Committee of our Supervisory Board.

New Accounting Standards Not Yet Adopted

New Accounting Standards Not Yet Adopted

The standards and interpretations (relevant to the Group) that are issued, but not yet effective, up to the date of issuance of the Group’s financial statements are discussed below. We intend to adopt these standards when they become effective:

On January 13, 2016, the IASB issued IFRS 16 ‘Leases.’ This new standard is effective for us starting January 1, 2019. We have decided to apply the modified retrospective approach, which requires that the cumulative effect of initially applying the standard be recognized as an adjustment to the opening balance of retained earnings on the date of initial application. The new standard significantly impacts the lease accounting by lessees as, in general, all leases need to be recognized on the lessee’s balance sheet. A lessee recognizes a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. The nature of expenses related to those leases will now change because we will recognize a depreciation expense for right-of-use assets and interest expense on lease liabilities. These changes apply to leases that had previously been classified as operating leases under IAS 17. We have decided to use practical expedients offered by the standard (such as non-capitalization of short-term leases and low-value leases, and the use of hindsight when determining the lease term if the contract contains options to extend or terminate the lease). When measuring the right-of-use asset, there are two options in transition. We plan to apply the retrospective approach for our larger leases (primarily facility leases), while smaller leases will be measured at an amount equal to the lease liability and adjusted by the amount of any prepaid or accrued lease payments existing immediately prior to the date of initial application.

Prior to the adoption of IFRS 16, we established a project across SAP’s finance and business functions. This project included the implementation of a new SAP-based lease accounting and reporting solution, and the development of IFRS 16 lease accounting policies and business processes to support those policies. In addition to this, we have provided training for the relevant stakeholders within the organization.

The vast majority of the impact comes from our leased facilities, data centers, and cars. These operating leases were previously off-balance-sheet items (lease payments were expensed directly to rent expense over the lease term) under IAS 17. We estimate the total assets and total liabilities will amount to approximately €1.9 billion and €2.0 billion, respectively, as at January 1, 2019 (the date of initially applying IFRS 16). The difference between these two amounts (less than €0.1 billion) is recorded as an adjustment to retained earnings as of the date of initial application. This difference is primarily due to interest accruing retrospectively at a higher rate in earlier years and decreasing over the lease term, while depreciation is recorded on a straight-line basis. The adoption of IFRS 16 is expected to have a favorable impact on operating profit in 2019, since a portion of the costs that were previously classified as rental expenses are classified as interest expense and thus recorded outside operating profit. Based on the Group’s leases as of January 1, 2019, operating profit is expected to increase by substantially less than €0.1 billion. The actual impact on our profits depends not only on the lease agreements in effect at the time of adoption but also on new lease agreements entered into or terminated in 2019. IFRS 16 has also an impact on how lease payments are presented in the cash flow statement. This will result in an increase in cash flows from operating activities and a decline in cash flows from financing activities. Cash flows from operating activities is expected to increase by approximately €0.3 billion to €0.4 billion.

Revenue
Classes of Revenue

We derive our revenue from fees charged to our customers for the use of our hosted cloud offerings, for licenses to our on-premise software products, and for standardized and premium support services, consulting, customer-specific software developments, training, and other services.

Cloud and software revenue, as presented in our Consolidated Income Statements, is the sum of our cloud subscriptions and support revenue, our software license revenue, and our software support revenue.

 Revenue from cloud subscriptions and support represents fees earned from providing customers with any of the following:

•    Software as a Service (SaaS), that is, a right to use software functionality (including standard functionalities and custom cloud applications and extensions) in a cloud-based infrastructure hosted by SAP or third parties engaged by SAP, where the customer does not have the right to terminate the hosting contract and take possession of the software to either run it on its own IT infrastructure or to engage a third-party provider unrelated to SAP to host and manage the software; SaaS also includes transaction and agent fees for transactions that customers of our network business execute on our cloud-based transaction platforms.

•    Platform as a Service (PaaS), that is, access to a cloud-based infrastructure to develop, run, and manage applications

•    Infrastructure as a Service (IaaS), that is, hosting and related application management services for software hosted by SAP or third parties engaged by SAP, where the customer has the right to take possession of the software

•    Premium cloud subscription support beyond the regular support that is embedded in the basic cloud subscription fees

   Software license revenue represents fees earned from the sale or license of software to customers for use on the customer’s premises, in other words, where the customer has the right to take possession of the software for installation on the customer’s premises or on hardware of third-party hosting providers unrelated to SAP (on-premise software). Software license revenue includes revenue from both the sale of our standard software products and customer-specific on-premise-software development agreements.

   Software support revenue represents fees earned from providing customers with standardized support services that comprise unspecified future software updates, upgrades, and enhancements as well as technical product support services for on-premise software products.

Services revenue primarily represents fees earned from professional consulting services, premium support services, training services, and messaging services.

Accounting Policies, Judgments, and Estimates

Identification of Contract

We frequently enter into multiple contracts with the same customer that we treat, for accounting purposes, as one contract if the contracts are entered into at or near the same time and are economically interrelated. We do not combine contracts with closing days more than three months apart because we do not consider them being entered into near the same time. Judgment is required in evaluating whether various contracts are interrelated, which includes considerations as to whether they were negotiated as a package with a single commercial objective, whether the amount of consideration on one contract is dependent on the performance of the other contract, or if some or all goods in the contracts are a single performance obligation.

New arrangements with existing customers can be either a new contract or the modification of prior contracts with the customer. Our respective judgment in making this determination considers whether there is a connection between the new arrangement and the pre-existing contracts, whether the goods and services under the new arrangement are highly interrelated with the goods and services sold under prior contracts, and how the goods and services under the new arrangement are priced. In determining whether a change in transaction price represents a contract modification or a change in variable consideration, we examine whether the change in price results from changing the contract or from applying unchanged existing contract provisions.

Identification of Performance Obligations

Our customer contracts often include various products and services. Typically, the products and services outlined in the Classes of Revenue section qualify as separate performance obligations and the portion of the contractual fee allocated to them is recognized separately. Judgment is required, however, in determining whether a good or service is considered a separate performance obligation. In particular for our professional services and implementation activities, judgment is required to evaluate whether such services significantly integrate, customize, or modify the on-premise software or cloud service to which they relate. In this context, we consider the nature of the services and their volume relative to the volume of the on-premise software or cloud service to which they relate. In general, the implementation services for our cloud services go beyond pure setup activities and qualify as separate performance obligations. Similarly, our on-premise implementation services and our custom development services typically qualify as separate performance obligations. Non-distinct goods and services are combined into one distinct bundle of goods and services (combined performance obligation).

When selling goods or services, we frequently grant customers options to acquire additional goods or services (for example, renewals of renewable offerings, or additional volumes of purchased software). We apply judgment in determining whether such options provide a material right to the customer that the customer would not receive without entering into that contract (material right options). In this judgment, we consider whether the options entitle the customer to a discount that exceeds the discount granted for the respective goods or services sold together with the option.

Determination of Transaction Price

We apply judgment in determining the amount to which we expect to be entitled in exchange for transferring promised goods or services to a customer. This includes estimates as to whether and to what extent subsequent concessions or payments may be granted to customers and whether the customer is expected to pay the contractual fees. In this judgment, we consider our history both with the respective customer and more broadly.

Our typical cloud services do not provide the customer with a software license because the customer does not have the right to terminate the hosting contract and take possession of the software. Consequently, cloud fees that are based on transaction volumes are considered in the transaction price based on estimates rather than being accounted for as sales-based license royalties.

Only very rarely do our contracts include significant financing components. We do not account for financing components if the period between when SAP transfers the promised goods or services to the customer and when the customer pays for those goods or services is one year or less.

Allocation of Transaction Price

We have established a hierarchy to identify the standalone selling prices (SSPs) that we use to allocate the transaction price of a customer contract to the performance obligations in the contract.

   Where standalone selling prices for an offering are observable and reasonably consistent across customers (that is, not highly variable), our SSP estimates are derived from our respective pricing history. Typically, our standardized support offerings and our professional service offerings follow this approach.

   Where sales prices for an offering are not directly observable or highly variable across customers, we use estimation techniques. For renewable offerings with highly variable pricing, these techniques consider the individual contract’s expected renewal price as far as this price is substantive. Typically, our cloud subscription offerings follow this approach. For non-renewable offerings, these estimations follow a cost-plus-margin approach.

   For offerings that lack renewals, have highly variable pricing, and lack substantial direct costs to estimate based on a cost-plus-margin approach, we allocate the transaction price by applying a residual approach. We use this technique in particular for our standard on-premise software offerings.

Judgment is required when estimating SSPs. To judge whether the historical pricing of our goods and services is highly variable, we have established thresholds of pricing variability. For judging whether contractual renewal prices are substantive, we have established floor prices that we use as SSPs whenever the contractual renewal prices are below these floor prices. In judging whether contracts are expected to renew at their contractual renewal prices, we rely on our respective renewal history. The SSPs of material right options depend on the probability of option exercise. In estimating these probabilities, we apply judgment considering historical exercise patterns.

We review the stand-alone selling prices periodically or whenever facts and circumstances change to ensure the most objective input parameters available are used.

Recognition of Revenue

Cloud subscription and support revenue is recognized over time as the services are performed. Where our performance obligation is the grant of a right to continuously access and use a cloud offering for a certain term, revenue is recognized based on time elapsed and thus ratably over this term.

Software revenue is recognized at a point in time or over time depending on whether we deliver standard software or customer-specific software:

   Licenses for our standard on-premise software products are typically delivered by providing the customer with access to download the software. The license period starts when such access is granted. We recognize revenue for these on-premise licenses at the point in time when the customer has access to and thus control over the software. In judging whether our on-premise software offerings grant customers a right to use, rather than a right to access, our intellectual property, we have considered the usefulness of our software without subsequent updates to it.

   Typically, our customer-specific on-premise-software development agreements:

•      Are for software developed for specific needs of individual customers and therefore it does not have any alternative use for us

•      Provide us with an enforceable right to payment for performance completed to date

For such development agreements, we recognize revenue over time as the software development progresses. Judgment is required in identifying an appropriate method to measure the progress toward complete satisfaction of such performance obligations. We typically measure progress of our development agreements based on the direct costs incurred to date in developing the software as a percentage of the total reasonably estimated direct costs to fully complete the development work (percentage-of-completion method). This method of measuring progress faithfully depicts the transfer of the development services to the customer, as substantially all of these costs are cost of the staff or third parties performing the development work. In estimating the total cost to fully complete the development work, we consider our history with similar projects.

Support revenue is typically recognized based on time elapsed and thus ratably over the term of the support arrangement. Under our standardized support services, our performance obligation is to stand ready to provide technical product support and unspecified updates, upgrades, and enhancements on a when-and-if-available basis. Our customers simultaneously receive and consume the benefits of these support services as we perform.

Service revenue is typically recognized over time. Where we stand ready to provide the service (such as access to learning content), we recognize revenue based on time elapsed and thus ratably over the service period. Consumption-based services (such as separately identifiable consulting services and premium support services, messaging services, and classroom training services) are recognized over time as the services are utilized, typically following the percentage-of-completion method or ratably. When using the percentage-of-completion method, we typically measure the progress toward complete satisfaction of the performance obligation in the same way and with the same reasoning and judgment as we do for customer-specific on-premise software development agreements. We apply judgment in determining whether a service qualifies as a stand-ready service or as a consumption-based service.

Revenue for combined performance obligations is recognized over the longest period of all promises in the combined performance obligation.

Judgment is also required to determine whether revenue is to be recognized at a point in time or over time. For performance obligations satisfied over time, we need to measure progress using the method that best reflects SAP’s performance. When using cost incurred as a measure of progress for recognizing revenue over time, we apply judgment in estimating the total cost to satisfy the performance obligation.

All of the judgments and estimates mentioned above can significantly impact the timing and amount of revenue to be recognized.

Contract Balances

We recognize trade receivables for performance obligations satisfied over time gradually as the performance obligation is satisfied and in full once the invoice is due. Judgment is required in determining whether a right to consideration is unconditional and thus qualifies as a receivable.

Contract liabilities primarily reflect invoices due or payments received in advance of revenue recognition.

Typically, we invoice fees for on-premise standard software on contract closure and software delivery. Periodic fixed fees for cloud subscription services, software support services, and other multi-period agreements are typically invoiced yearly or quarterly in advance. Such fee prepayments account for the majority of our contract liability balance. Fees based on actual transaction volumes for cloud subscriptions and fees charged for non-periodical services are invoiced as the services are delivered. While payment terms and conditions vary by contract type and region, our terms typically require payment within 30 to 60 days.

Trade and Other Receivables
Accounting Policies, Management Judgments, and Sources of Estimation Uncertainty

We measure trade receivables and contract assets from contracts with customers at amortized cost less expected credit losses. We account for expected credit losses by recording an allowance on a portfolio basis. We apply the simplified impairment approach in that, on initial measurement of the receivables, we consider all credit losses that are expected to occur during the lifetime of the receivables. We use a provision matrix to estimate these losses.

Additionally, we recognize allowances for individual receivables if there is objective evidence of credit impairment.

Account balances are written off either partially or in full if we judge that the likelihood of recovery is remote.

For information about how the default risk for trade receivables is analyzed and managed, how the loss rates for the provision matrix are determined, how credit impairment is determined and what our criteria for write offs are, see the section on credit risk in Note (F.1).

In our Consolidated Income Statements, net gains /losses include income /expenses from expected credit loss allowances from applying the provision matrix, from credit-impaired customer balances, and from write offs and related reversals which are included in other operating income/expense, net. Gains /losses from foreign currency exchange rate fluctuations are included in Other non-operating income/expense, net.

Determining our expected credit loss allowance involves significant judgment. In this judgment, we primarily consider our historical experience with credit losses in the respective provision matrix risk class and current data on overdue receivables. We expect that our historical default rates represent a reasonable approximation for future expected customer defaults. Besides historical data, our judgment used in developing the provision matrix considers reasonable and supportable forward-looking information (for example, changes in country risk ratings, and fluctuations in credit default swaps of the countries in which our customers are located).

The assessment of whether a receivable is collectible involves the use of judgment and requires us to make assumptions about customer defaults that could change significantly.

In applying this judgment, we evaluate available information about a particular customer’s financial situation to determine whether it is probable that a credit loss had occurred and, if so, whether the amount of the loss is reasonably estimable. If it is, an allowance for that specific account is then necessary. Basing the expected credit loss allowance for the remaining receivables primarily on our historical loss experience likewise requires judgment, as history may not be indicative of future development. Also, including reasonable and supportable forward-looking information in the loss rates of the expected credit loss allowance requires judgment, as they may not provide a reliable prognosis for future development. Changes in our estimates about the loss allowance could materially impact reported assets and expenses, and our profit could be adversely affected if actual credit losses exceed our estimates.

Capitalized Cost from Contracts with Customers
Accounting Policies, Judgments, and Estimates

Incremental Costs of Obtaining Customer Contracts

Capitalized costs from customer contracts are classified as non-financial assets in our statement of financial position.

The capitalized assets for the incremental costs of obtaining a customer contract primarily consist of sales commissions earned by our sales force. Judgment is required in determining the amounts to be capitalized, particularly where the commissions are based on cumulative targets and where commissions relate to multiple performance obligations in one customer contract. We capitalize such cumulative target commissions for all customer contracts that count towards the cumulative target but only if nothing other than obtaining customer contracts can contribute to achieving the cumulative target. Commissions for contracts with multiple performance obligations or probable renewals thereof are allocated to these performance obligations and probable renewals relative to the standalone selling price.

Typically, we either do not pay sales commissions for customer contract renewals or such commissions are not commensurate with the commissions paid for new contracts. Thus, the commissions paid for renewable new contracts also relate to expected renewals of these contracts. Consequently, we amortize sales commissions paid for new customer contracts on a straight-line basis over the expected contract life including probable contract renewals. Judgment is required in estimating these contract lives. In exercising this judgment, we consider our respective renewal history adjusted for indications that the renewal history is not fully indicative of future renewals. The amortization periods range from 18 months to eight years depending on the type of offering. Amortization of the capitalized costs of obtaining customer contracts is classified as sales and marketing expense.

We expense incremental costs of obtaining a customer contract as incurred if we expect an amortization period of one year or less.

Costs to Fulfill Customer Contracts

Capitalized costs incurred to fulfill customer contracts mainly consist of direct costs for custom cloud development contracts as far as these costs are not in scope of other standards than IFRS 15. These costs are amortized after completion of the development on a straight-line basis over the expected life of the cloud subscription contract and including expected renewals. Judgment is required in evaluating whether costs are direct or indirect and in estimating contract lives. Derived from our respective history, the amortization period is typically six years.

Amortization of capitalized costs to fulfill contracts for custom cloud applications and extensions is included in the cost of cloud subscriptions and support.

Customer-Related Provisions
Accounting Policies, Judgments, and Estimates

Customer-related provisions mainly include expected contract losses. We adjust these provisions as further information becomes available and as circumstances change. Non-current provisions are measured at the present value of their expected settlement amounts as at the reporting date.

Furthermore, these provisions also include obligations resulting from customer-related litigation and claims. We are currently confronted with various claims and legal proceedings, including claims that relate to customers demanding indemnification for proceedings initiated against them based on their use of SAP software, and occasionally claims that relate to customers being dissatisfied with the products and services that we have delivered to them. The obligations arising from customer-related litigation and claims comprise cases in which we indemnify our customers against liabilities arising from a claim that our products infringe a third party’s patent, copyright, trade secret, or other proprietary rights.

Due to uncertainties relating to these matters, provisions are based on the best information available. Significant judgment is required in the determination of whether a provision is to be recorded and what the appropriate amount for such provision should be. Notably, judgment is required in the following:

   Determining whether an obligation exists

   Determining the probability of outflow of economic benefits

   Determining whether the amount of an obligation is reliably estimable

   Estimating the amount of the expenditure required to settle the present obligation

At the end of each reporting period, we reassess the potential obligations related to our pending claims and litigation and adjust our respective provisions to reflect the current best estimate. In addition, we monitor and evaluate new information that we receive after the end of the respective reporting period but before the Consolidated Financial Statements are authorized for issue to determine whether this provides additional information regarding conditions that existed at the end of the reporting period. Changes to the estimates and assumptions underlying our accounting for legal contingencies, and outcomes that differ from these estimates and assumptions, could require material adjustments to the carrying amounts of the respective provisions recorded and additional provisions. The expected timing or amounts of any outflows of economic benefits resulting from these lawsuits and claims is uncertain and not estimable, as they generally depend on the duration of the legal proceedings and settlement negotiations required to resolve the litigation and claims and the unpredictability of the outcomes of legal disputes in several jurisdictions.

Contingent liabilities exist in respect of customer-related litigation and claims for which no provision has been recognized. It is not practicable to estimate the financial impact of these contingent liabilities due to the uncertainties around these lawsuits and claims as outlined above.

Share-Based Payments
Accounting Policy, Management Judgment, and Sources of Estimation Uncertainty

Share-based payments cover cash-settled and equity-settled awards issued to our employees. The respective expenses are recognized as employee benefits and classified in our Consolidated Income Statements according to the activities that the employees perform.

Most of these awards are described in detail below. SAP has other share-based payment plans not described below, which are, individually and in aggregate, immaterial to our Consolidated Financial Statements.

Where we economically hedge our exposure to cash-settled awards, changes in the fair value of the respective hedging instruments are also recognized as employee benefits expenses in profit or loss. The fair values of hedging instruments are based on market data reflecting current market expectations.

We use certain assumptions in estimating the fair values for our share-based payments, including expected share price volatility and expected award life (which represents our estimate of the average remaining life until the awards are exercised or expire unexercised). In addition, the final payout for plans also depends on the achievement of performance indicators and on our share price on the respective exercise dates. Changes to these assumptions and outcomes that differ from these assumptions could require material adjustments to the carrying amount of the liabilities we have recognized for these share-based payments. The fair value of the share units granted under the LTI 2016 Plan are dependent on our performance against a group of peer companies (Peer Group Index), the volatility, and the expected correlation between the price of the index and our share price.

We believe that the expected volatility is the most sensitive assumption we use in estimating the fair values of our share options. Regarding future payout under our cash-settled plans, the SAP share price is the most relevant factor. With respect to our LTI 2016 Plan, we believe that future payout will be significantly impacted not only by our share price but also by the relative performance against the Peer Group Index. Changes in these factors could significantly affect the estimated fair values as calculated by the valuation model, and the future payout.

Under certain programs, we grant our employees discounts on purchases of SAP shares. Since those discounts are not dependent on future services to be provided by our employees, the discount is recognized as an expense when the discounts are granted.

Pension Plans and Similar Obligations
Accounting Policy

Pension expense includes the amounts recorded for our defined benefit and defined contribution plans. Expenses for local state pension plans are included in social security expense. The discount rates used in measuring our post-employment benefit assets and liabilities are derived from rates available on high-quality corporate bonds and government bonds for which the timing and amounts of payments match the timing and the amounts of our projected pension payments. Net interest expense and other expenses related to defined benefit plans are recognized as employee benefits expenses and classified in our Consolidated Income Statements according to the activities that the employees owning the awards perform. Since our domestic defined benefit pension plans primarily consist of an employee-financed post-retirement plan that is fully financed with qualifying insurance policies, current service cost may become a credit as a result of adjusting the defined benefit liability’s carrying amount to the fair value of the qualifying plan assets. Such adjustments are recorded in service cost. Total expenses on defined benefit pension plans comprise related current and past service costs as well as interest income and expense.

Other Employee Related Obligations
Accounting Policy

As far as the provision for long-term employee benefits is secured by pledged reinsurance coverage, it is offset with the relating plan asset.

Restructuring
Accounting Policy

We only recognize provisions for restructuring if and when the following occurs:

   SAP has designed a program that materially changes the scope of one our businesses or the manner in which the business is conducted, and

   A detailed and documented restructuring plan has been approved by our Executive Board, a member thereof, or a direct report of an Executive Board member, and

   The program established is planned to start shortly after the program plan is approved and is expected to be capable of being completed within 12 months, and

   The program has been announced to the parties affected or has commenced.

We consider whether a change in business is material based on the business affected rather than for SAP as a whole. In judging whether a unit qualifies for restructuring, we consider if the unit has its own management team, has access to all inputs and processes necessary to provide outputs, and generates or could generate revenues. Materiality in this context refers to the scope of business and the manner in which the business is conducted. Consequently, the term “materially” cannot necessarily be associated with a certain quantitative threshold. Either the size or the nature of the restructuring, or a combination of both, have to be the determining factor.

Results of Segments
Accounting Policies, Judgments, and Sources for Management Reporting

Our management reporting system reports our intersegment services as cost reductions and does not track them as internal revenue. Intersegment services mainly represent utilization of human resources of one segment by another segment on a project basis. Intersegment services are charged based on internal cost rates including certain indirect overhead costs but excluding a profit margin.

Most of our depreciation and amortization expense affecting segment profits is allocated to the segments as part of broader infrastructure allocations and is thus not tracked separately on the operating segment level. Depreciation and amortization expense that is directly allocated to the operating segments is immaterial in all segments presented.

Our management reporting system produces a variety of reports that differ by the currency exchange rates used in the accounting for foreign-currency transactions and operations, where both actual and constant currency numbers are reported to and used by our CODM. Reports based on actual currencies use the same currency rates as are used in our financial statements. Reports based on constant currencies report revenues and expenses using the average exchange rates from the previous year’s corresponding period.

We use an operating profit indicator to measure the performance of our operating segments. However, the accounting policies applied in the measurement of operating segment revenue and profit differ as follows from the IFRS accounting principles used to determine the operating profit measure in our income statement:

   The measurements of segment revenue and results include the recurring revenues that would have been recorded by acquired entities had they remained stand-alone entities but which are not recorded as revenue under IFRS due to fair value accounting for customer contracts in effect at the time of an acquisition.

   The expense measures exclude:

•    Acquisition-related charges such as amortization expense and impairment charges for intangibles acquired in business combinations and certain stand-alone acquisitions of intellectual property (including purchased in-process research and development), settlements of pre-existing business relationships in connection with a business combination, and acquisition-related third-party expenses

•   Share-based payment expenses

•   Restructuring expenses

   Certain activities are exclusively managed on corporate level, including finance, accounting, legal, human resources, business operations, and marketing. They are not included in the results of our reportable segments.

Revenues and expenses of our operating but non-reportable segment, and the certain activities managed on corporate level, as outlined above, are disclosed under the Other revenue and Other expenses items in the reconciliation in Note (C.2).

Information about assets and liabilities and additions to non-current assets by segment are not regularly provided to our Executive Board. Goodwill by segment is disclosed in Note (D.2).

Income Taxes
Accounting Policies, Judgments, and Estimates

In 2018, we adopted the IFRS Interpretations Committee’s agenda decision on the accounting for interest and penalties related to income taxes. As a result, interest and penalties which are related to income taxes but do not, themselves, meet the definition of income taxes are now presented,

–   in our statement of financial position, under other non-financial assets or other non-financial liabilities/provisions, and

–   in our income statement, depending on the nature of the items either in financial income or other non-operating income/expense.

Previously, these items were classified as income taxes. Prior-period numbers were adjusted to conform to the new classification. The following table summarizes the impact on our Consolidated Statements of Financial Position.

	Adjustments as at	Adjustments as at
€ millions	12/31/2017	12/31/2016
Other non-financial assets	66	65
Tax assets	-91	-80
Total non-current assets	-25	-15
Total assets	-25	-15

Tax liabilities	-36	-32
Provisions	36	32
Total non-current liabilities	0	0
Total liabilities	0	0

Retained earnings	-25	-15
Equity attributable to owners of parent	-25	-15
Total equity	-25	-15
Total equity and liabilities	-25	-15

Judgment is required in evaluating whether interest or penalties related to income taxes meet the definition of income taxes, and, if not, whether it is of financial nature. In this judgment, we particularly consider applicable local tax laws and interpretations on IFRS by national standard setters in the area of group financial reporting.

We are subject to changing tax laws in multiple jurisdictions within the countries in which we operate. Our ordinary business activities also include transactions where the ultimate tax outcome is uncertain due to different interpretations of tax laws, such as those involving revenue sharing and cost reimbursement arrangements between SAP Group entities. In addition, the amount of income taxes we pay is generally subject to ongoing audits by domestic and foreign tax authorities. As a result, judgment is necessary in determining our worldwide income tax provisions. We make our estimates about the ultimate resolution of our tax uncertainties based on current tax laws and our interpretation thereof. Changes to the assumptions underlying these estimates and outcomes that differ from these assumptions could require material adjustments to the carrying amount of our income tax provisions.

The assessment whether a deferred tax asset is impaired requires judgment, as we need to estimate future taxable profits to determine whether the utilization of the deferred tax asset is probable. In evaluating our ability to utilize our deferred tax assets, we consider all available positive and negative evidence, including the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are recoverable. Our judgment regarding future taxable income is based on assumptions about future market conditions and future profits of SAP. Changes to these assumptions and outcomes that differ from these assumptions could require material adjustments to the carrying amount of our deferred tax assets.

Business Combinations
Accounting Policies, Judgments, and Estimates

We decide for each business combination whether to measure the non-controlling interest in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. We classify costs related to executing business combinations as general and administration expense.

In our accounting for business combinations, judgment is required in determining whether an intangible asset is identifiable, and should be recorded separately from goodwill. Additionally, estimating the acquisition-date fair values of the identifiable assets acquired and liabilities assumed involves considerable judgment. The necessary measurements are based on information available on the acquisition date and are based on expectations and assumptions that have been deemed reasonable by management. These judgments, estimates, and assumptions can materially affect our financial position and profit for several reasons, including the following:

–   Fair values assigned to assets subject to depreciation and amortization affect the amounts of depreciation and amortization to be recorded in operating profit in the periods following the acquisition.

–   Subsequent negative changes in the estimated fair values of assets may result in additional expense from impairment charges.

–   Subsequent changes in the estimated fair values of liabilities and provisions may result in additional expense (if increasing the estimated fair value) or additional income (if decreasing the estimated fair value).

Goodwill
Accounting Policies, Judgments, and Estimates

The annual goodwill impairment test is performed at the level of our operating segments since there are no lower levels in SAP at which goodwill is monitored for internal management purposes. The test is performed at the same time (at the beginning of the fourth quarter) for all operating segments.

In making impairment assessments for our goodwill and intangible assets, the outcome of these tests is highly dependent on management’s assumptions regarding future cash flow projections and economic risks, which require significant judgment and assumptions about future developments. They can be affected by a variety of factors, including:

   Changes in business strategy

   Internal forecasts

   Estimation of weighted-average cost of capital

Changes to the assumptions underlying our goodwill and intangible assets impairment assessments could require material adjustments to the carrying amount of our recognized goodwill and intangible assets as well as the amounts of impairment charges recognized in profit or loss.

The outcome of goodwill impairment tests may also depend on the allocation of goodwill to our operating segments. This allocation involves judgment as it is based on our estimates regarding which operating segments are expected to benefit from the synergies of business combinations.

Intangible Assets
Accounting Policies, Judgments, and Estimates

We classify intangible assets according to their nature and use in our operations. Software and database licenses consist primarily of technology for internal use, whereas acquired technology consists primarily of purchased software to be incorporated into our product offerings and in-process research and development (IPRD). Customer relationship and other intangibles consist primarily of customer relationships and acquired trademark licenses.

All our purchased intangible assets other than goodwill have finite useful lives. They are initially measured at acquisition cost and subsequently amortized based on the expected consumption of economic benefits over their estimated useful lives ranging from two to 20 years.

Acquired in-process research and development project assets are typically amortized over five to seven years (starting upon completion / marketing of the respective projects).

Whereas in general, expenses for internally generated intangibles are expensed as incurred, development expenses incurred on standard-related customer development projects (for which the IAS 38 criteria are met cumulatively) are capitalized on a limited scale with those amounts being amortized over the estimated useful life of eight years.

Amortization expenses of intangible assets are classified as cost of cloud and software, cost of services, research and development, sales and marketing, and general and administration, depending on the use of the respective intangible assets.

Judgment is required in determining the following:

   The useful life of an intangible asset, as this is based on our estimates regarding the period over which the intangible asset is expected to produce economic benefits to us

   The amortization method, as IFRS requires the straight-line method to be used unless we can reliably determine the pattern in which the asset’s future economic benefits are expected to be consumed by us

Both the amortization period and the amortization method have an impact on the amortization expense that is recorded in each period.

Determining whether internally generated intangible assets from development qualify for recognition requires significant judgment, particularly in the following areas:

   Determining whether activities should be considered research activities or development activities

   Determining whether the conditions for recognizing an intangible asset are met requires assumptions about future market conditions, customer demand, and other developments.

   The term “technical feasibility” is not defined in IFRS, and therefore determining whether the completion of an asset is technically feasible requires judgment and a company-specific approach.

   Determining the future ability to use or sell the intangible asset arising from the development and the determination of the probability of future benefits from sale or use

   Determining whether a cost is directly or indirectly attributable to an intangible asset and whether a cost is necessary for completing a development

These judgments impact the total amount of intangible assets that we present in our balance sheet as well as the timing of recognizing development expenses in profit or loss.

Property, Plant, and Equipment
Accounting Policies, Judgments, and Estimates

Property, plant, and equipment are typically depreciated using the straight-line method. Judgment is required in estimating the useful life of the assets. In this assessment we consider, among others, our history with similar assets and current and future changes in technology.

Equity Investments
Accounting Policies, Judgments, and Estimates

As we do not designate financial assets as “at fair value through profit or loss,” we generally classify financial assets into the following categories: at amortized cost (AC), at fair value through other comprehensive income (FVOCI), and at fair value through profit or loss (FVTPL), depending on the contractual cash flows of and our business model for holding the respective asset.

For equity securities, as the cash flow characteristics are typically other than solely principal and interest, we take an investment-by-investment decision whether to classify as FVTPL or FVOCI. Judgment is required particularly in estimating the fair values of equity securities that are not listed publicly.

Gains / losses on equity securities at FVTPL include gains / losses from fair value fluctuations, from disposals as well as dividends while gains / losses on equity securities at FVOCI only include dividends, all of which are shown in Financial Income, net. Regular way purchases and sales are recorded as at the trade date.

Liquidity
Accounting Policies

Non-Derivative Financial Debt Investments

Our non-derivative financial debt investments comprise cash at banks and cash equivalents (highly liquid investments with original maturities of three months or less, such as time deposits and money-market funds), loans and other financial receivables, and acquired debt securities.

As we do not designate financial assets as “at fair value through profit or loss,” we generally classify financial assets as: at amortized cost (AC), at fair value through other comprehensive income (FVOCI), or at fair value through profit or loss (FVTPL), depending on the contractual cash flows of, and our business model for, holding the respective asset. Financial assets having cash flow characteristics other than solely principal and interest such as money market and similar funds are generally classified as FVTPL. Generally, all other financial assets with cash flows consisting solely of principal and interest are classified as AC because we follow a conservative investment approach, safeguarding our liquidity by ensuring the safety of principal investment amounts.

Gains / losses on non-derivative financial debt investments at FVTPL are reported in Financial income, net and show interest income / expenses separately from other gains / losses which include gains / losses from fair value fluctuations and disposals. Gains / losses on non-derivative financial debt investments at AC are reported in Financial income, net and show interest income / expenses separately from other gains / losses which include gains / losses disposals and changes in expected and incurred credit losses. Gains / losses from foreign currency exchange rate fluctuations are included in Other non-operating income/expense, net. Regular way purchases and sales are recorded as at the trade date.

For these financial assets, we apply considerable judgment by employing the general impairment approach as follows:

–   For cash at banks, time deposits, and debt securities such as acquired bonds and commercial paper, we apply the low credit risk exception, as it is our policy to invest only in high-quality assets of issuers with a minimum rating of at least investment grade to minimize the risk of credit losses. Thus, these assets are always allocated to stage 1 of the three-stage credit loss model, and we record a loss allowance at an amount equal to 12-month expected credit losses. This loss allowance is calculated based on our exposure at the respective reporting date, the loss given default for this exposure, and the credit default swap spread as a measure for the probability of default. Even though we invest only in assets of at least investment-grade, we also closely observe the development of credit default swap spreads as a measure of market participants’ assessments of the creditworthiness of a debtor to evaluate probable significant increases in credit risk to timely react to changes should these manifest. Among others, we consider cash at banks, time deposits, and debt securities to be in default when the counterparty is unlikely to pay its obligations in full, when there is information about a counterparty’s financial difficulties or if there is a drastic increase in a counterparty’s credit default swap spread for a prolonged time period while the overall market environment remains generally stable. Such financial assets are written off either partially or in full if the likelihood of recovery is considered remote, which might be evidenced, for example, by the bankruptcy of a counterparty of such financial assets.

–   Loans and other financial receivables are monitored based on borrower-specific internal and external information to determine whether there has been a significant increase in credit risk since initial recognition. We consider such assets to be in default if they are significantly beyond their due date or if the borrower is unlikely to pay its obligation. A write-off occurs when the likelihood of recovery is considered remote, for example when bankruptcy proceedings have been finalized or when all enforcement efforts have been exhausted.

Non-Derivative Financial Liabilities

Non-derivative financial liabilities include bank loans, issued bonds, private placements, and other financial liabilities. Included in other financial liabilities are customer funding liabilities which are funds we draw from and make payments on behalf of our customers for customers’ employee expense reimbursements, related credit card payments, and vendor payments. We present these funds in cash and cash equivalents and record our obligation to make these expense reimbursements and payments on behalf of our customers as customer funding liabilities.

As we do not designate financial liabilities as FVTPL, we generally classify non-derivative financial liabilities as AC.

Expenses and gains or losses on financial liabilities at AC mainly consist of interest expense which is shown in Financial income, net. Gains / losses from foreign currency exchange rate fluctuations are included in Other non-operating income/expense, net.

Financial Risk Factors and Risk Management
Accounting policies

We use derivatives to hedge foreign currency risk or interest rate risk and designate them as cash flow or fair value hedges if they qualify for hedge accounting under IFRS 9, which involves judgment.

Derivatives Not Designated as Hedging Instruments

Many transactions constitute economic hedges, and therefore contribute effectively to the securing of financial risks but do not qualify for hedge accounting under IFRS 9. To hedge currency risks inherent in foreign-currency denominated and recognized monetary assets and liabilities, we do not designate our held-for-trading derivative financial instruments as accounting hedges, because the profits and losses from the underlying transactions are recognized in profit or loss in the same periods as the profits or losses from the derivatives.

In addition, we occasionally have contracts that contain foreign currency embedded derivatives that are required to be accounted for separately.

Fair value fluctuations in the spot component of such derivatives at FVTPL are included in Other non-operating income/expense, net while the forward element is shown in Financial income, net.

Derivatives Designated as Hedging Instruments

a) Cash Flow Hedge

In general, we apply cash flow hedge accounting to the foreign currency risk of highly probable forecasted transactions. With regard to foreign currency risk, hedge accounting relates to the spot price and the intrinsic values of the derivatives designated and qualifying as cash flow hedges. Accordingly, the effective portion of these components determined on a present value basis is recorded in other comprehensive income. The forward element and time element as well as foreign currency basis spreads excluded from the hedging relationship are recorded as cost of hedging in a separate position in other comprehensive income. As the amounts are not material, they are presented together with the effective portion of the cash flow hedges in our consolidated statements of comprehensive income and consolidated statements of changes in equity. All other components including counterparty credit risk adjustments of the derivative and the ineffective portion are immediately recognized in Financial Income, net in profit and loss. Amounts accumulated in other comprehensive income are reclassified to profit and loss to Other non-operating income/expense, net and Financial income, net in the same period when the hedged item affects profit and loss.

b) Fair Value Hedge

We apply fair value hedge accounting for certain of our fixed-rate financial liabilities and show the fair value fluctuations in Financial income, net.

c) Valuation and Testing of Effectiveness

At inception of a designated hedging relationship, we document our risk management strategy and the economic relationship between hedged item and hedging instrument. The existence of an economic relationship is demonstrated as well as the effectiveness of the hedging relationship tested prospectively by applying the critical terms match for our foreign currency hedges, since currencies, maturities, and the amounts are closely aligned for the forecasted transactions and for the spot element of the forward exchange rate contract or intrinsic value of the currency options, respectively. For interest rate swaps, effectiveness is tested prospectively using statistical methods in the form of a regression analysis, by which the validity and extent of the relationship between the change in value of the hedged items as the independent variable and the fair value change of the derivatives as the dependent variable is determined. The main sources of ineffectiveness are:

–   The effect of the counterparty and our own credit risk on the fair value of the forward exchange contracts and interest rate swaps, which is not reflected in the respective hedged item, and

–   Differences in the timing of hedged item and hedged transaction in our cash flow hedges.

Fair Value Disclosures on Financial Instruments
Accounting Policies

It is our policy that transfers between the different levels of the fair value hierarchy are deemed to have occurred at the beginning of the period of the event or change in circumstances that caused the transfer.

Other Non-Financial Assets
Accounting Policy
Prepaid expenses are recorded at historical cost in the amount of unexpired or unconsumed costs. They are charged to expense over the applicable period.

Other Litigation, Claims and Legal Contingencies
Accounting Policies, Judgments, and Estimates

The policies outlined in Note (A.4) for customer-related provisions, which include provisions for customer-related litigation cases and claims, equally apply to our other litigation, claims, and legal contingencies disclosed in this Note.

The outcome of litigation and claims is intrinsically subject to considerable uncertainty. Management’s view of these matters may also change in the future. Actual outcomes of litigation and claims may differ from the assessments made by management in prior periods, which could result in a material impact on our business, financial position, profit, cash flows, or reputation. Most of the lawsuits and claims are of a very individual nature and claims are either not quantified by the claimants or the claim amounts quantified are, based on historical evidence, not expected to be a good proxy for the expenditure that would be required to resolve the case concerned. The specifics of the jurisdictions where most of the claims are located further impair the predictability of the outcome of the cases. Therefore, it is not practicable to reliably estimate the financial effect that these lawsuits and claims would have if SAP were to incur expenditure for these cases.

Further, the expected timing of any resulting outflows of economic benefits from these lawsuits and claims is uncertain and not estimable, as it depends generally on the duration of the legal proceedings and settlement negotiations required to resolve them.

Executive and Supervisory Board Compensation
Accounting Policy

The share-based payment amounts disclosed below in the table “Executive Board Compensation” are based on the grant date fair value of the restricted share units (RSUs) and performance share units (PSUs), respectively, issued to Executive Board members during the year under the LTI 2016 Plan, effective January 1, 2016.

In the table “Share-Based Payment for Executive Board Members”, the share-based payment expense is the amount recorded in profit or loss under IFRS 2 (Share-Based Payment) in the respective period.